UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: MARCH 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (55.33%)
Bank Debt (43.55%) (1)
Automobiles (5.10%)
EaglePicher Holdings Inc., 3rd Lien Term Loan, LIBOR + 12.5%, due 12/30/11
(Acquired 12/30/05, Amortized Cost $26,780,821) (2)	$26,780,821	$27,584,246	3.29%
Delco Remy International Inc. 1st Lien Term Loan B, LIBOR + 6%, due 6/30/08
(Acquired 12/29/05, Amortized Cost $14,550,000)	$15,000,000	15,150,000	1.81%
Total Automobiles		42,734,246

Diversified/Conglomerate Manufacturing (3.02%)
Celerity, Inc. Senior Secured Notes, LIBOR + 8%, due 12/23/08
(Acquired 12/23/04 and 2/2/06, Amortized Cost $25,087,417) (2)	$25,087,417	25,338,291	3.02%

Ecological (2.24%)
ESP Holdings, Inc. 2nd Lien Term Loan, LIBOR + 10%, due 12/12/10
(Acquired 12/11/03, 12/12/03, 12/16/03, 3/3/04, 3/25/04 and 12/1/04, Amortized Cost $35,847,669)	$35,689,500	18,736,988	2.24%

Personal, Food and Miscellaneous Services (6.24%)
Information Resources, Inc. Series B Notes, LIBOR + 7.42%, due 12/12/08
(Acquired 12/12/03, Amortized Cost $50,218,831) (2)	$50,809,553	52,333,840	6.24%

Personal Transportation (6.85%)
Delta Airlines, Inc. 1st Preferred Mortgage Term Loan, 15.1625%, due 6/25/11
(Acquired 11/24/03 and 12/13/04, Amortized Cost $52,024,047)	$52,028,796	56,971,532	6.80%
Delta Airlines, Inc. 1st Preferred Mortgage Term Loan, 7%, due 11/25/07
(Acquired 2/27/06, Amortized Cost $389,003)	$387,067	423,839	0.05%
Total Personal Transportation		57,395,371

Telecommunications (20.01%)
Casema Mezzanine Term Loan, EURIBOR+4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06 and 1/31/07, Amortized Cost of $26,262,788) - (Netherlands) (9)	€20,581,851	28,263,737	3.37%
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $1,088,826) - (Ireland)	$1,099,824	1,143,817	0.14%
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/9/07, Amortized Cost $4,774,082)	$4,822,306	5,015,198	0.60%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 4% PIK, due 7/31/12 (Acquired 8/3/06, Amortized Cost $26,674,109)	$27,949,184	29,626,135	3.53%
Interstate Fibernet, Inc. 1st Lien Senior Secured Note, LIBOR + 8% Cash + 0.5% PIK, due 7/25/09
(Acquired 7/26/05, Amortized Cost $39,917,670) (2)	$39,917,670	41,364,686	4.93%
Interstate Fibernet, Inc. 3rd Lien Senior Secured Note, LIBOR + 7.5% Cash + 4.5% PIK, due 9/25/09
(Acquired 7/26/05 and 3/28/06, Amortized Cost $19,149,037) (2)	$21,245,510	20,820,600	2.48%
Wild Blue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 2.5% Cash + 7.5% PIK, due 12/31/09
(Acquired 9/29/06, Amortized Cost $19,796,010)	$19,617,558	19,801,473	2.36%
Wild Blue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $20,904,195)	$21,666,473	21,774,805	2.60%
Total Telecommunications		167,810,451

Utilities (0.09%)
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $2,679,878) (3)	$23,218,324	785,639	0.09%

Total Bank Debt Securities (cost $366,144,385)		365,134,826

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Corporate Debt Securities (11.78%)
Automobiles (0.01%)
Delco Remy International Inc. Senior Subordinated Notes, 11%, due 5/1/09	$270,000	$64,800	0.01%

Containers, Packaging and Glass (2.15%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$17,728,000	$17,728,000	2.11%
Pliant Corp. Notes, 13%, due 7/15/10	$521,319	313,443	0.04%
Total Containers, Packaging and Glass		18,041,443

Diversified/Conglomerate Manufacturing (1.53%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11 (2), (5)	$12,240,000	12,790,800	1.53%

Leisure, Amusement, Motion Pictures and Entertainment (6.39%)
Bally Total Fitness Holdings, Inc. Senior Subordinated Notes, 9.875%, due 10/15/07	$66,136,000	53,570,160	6.39%

Miscellaneous Securities (1.70%) (4)	$15,306,000	14,246,519	1.70%

Total Corporate Debt Securities (cost $97,258,887)		98,713,722

Total Debt Securities (cost $463,403,272)		463,848,548

Equity Securities (25.11%)
Aerospace and Defense (0.17%)
Pemco Aviation Group, Inc. Common Stock (3), (5)	164,636	1,407,638	0.17%

Automobiles (3.87%)
EaglePicher Holdings Inc. Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (5), (6), (7)	1,312,720	32,424,184	3.87%

Buildings and Real Estate (3.20%)
Owens Corning, Inc. Common Stock (3)	841,992	26,825,865	3.20%

Containers, Packaging and Glass (0.20%)
Pliant Corporation Common Stock (3)	422	422	0.00%
Pliant Corporation 13% Preferred Stock	3,722,000	1,681,972	0.20%
Total Containers, Packaging and Glass		1,682,394

Diversified/Conglomerate Manufacturing (6.13%)
Celerity Holding Co., Inc. Common Stock
(Acquired 12/23/04, 9/8/05 and 2/1/06, Cost $12,135,924) (2), (3), (5), (6)	2,427,185	14,569,177	1.74%
International Wire Group, Inc. Common Stock (2), (3), (5), (6)	1,979,441	36,619,658	4.37%
Kinetics Holdings, LLC Units (Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	169,200	0.02%
Total Diversified/Conglomerate Manufacturing		51,358,035

Diversified/Conglomerate Service (1.65%)
Anacomp, Inc. Common Stock (2), (3), (5), (6)	1,253,969	13,825,008	1.65%

Ecological (0.00%)
ESP Holdings, Inc. Common Stock
(Acquired 12/9/02 and 12/10/02, Cost $0) (3), (5)	45,633	-	0.00%

Leisure, Amusement, Motion Pictures and Entertainment (0.02%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
(Acquired 8/24/05 and 4/3/06, Cost $661,361) (3), (5), (8)	293,938	134,477	0.02%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Personal, Food and Miscellaneous Services (7.18%)
Immediate FX Holdings, Inc. Class A Common Stock
(Acquired 2/24/06, Cost $1,239,263) (2), (3), (5), (6)	1,239,263	$1,239,263	0.15%
Information Resources, Inc. Series A Restricted Preferred Stock
(Acquired 11/10/04, Cost $1,113,724) (2), (3), (5), (6)	8,334,074	30,211,018	3.60%
Information Resources, Inc. Series A Preferred Stock
(Acquired 11/10/04, Cost $1,058,600) (2), (3), (5), (6)	7,921,579	28,715,726	3.43%
Total Personal, Food and Miscellaneous Services		60,166,007

Telecommunications (1.04%)
Integra Telecom, Inc., Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $820,222) (3), (5)	2,452,565	3,099,434	0.37%
Interstate Fibernet, Inc. Warrants for Convertible Preferred Stock
(Acquired 7/26/05 and 7/28/06, Cost $1,722,806) (2), (3), (5), (6)	5,952,777	4,960,648	0.59%
Wild Blue Communications, Inc. Non-Voting Warrants (Acquired 10/23/06, Cost $673,094) (3), (5)	1,573,826	692,483	0.08%
Total Telecommunications		8,752,565

Utilities (1.65%)
Mach Gen, LLC Common Units
(Acquired 2/21/07, Cost $1,980,402) (3), (5)	11,050	12,652,250	1.51%
Mach Gen, LLC Warrants
(Acquired 2/21/07, Cost $387,063) (3), (5)	2,098	1,153,900	0.14%
Total Utilities		13,806,150

Total Equity Securities (cost $134,510,359)		210,382,323

Total Investment in Securities (cost $597,913,631)		674,230,871

Cash and Cash Equivalents (19.56%)
Citigroup Commercial Paper, 5.26%, due 4/12/07	$40,000,000	39,918,178	4.76%
GECC Commercial Paper, 5.23%, due 4/5/07	$40,000,000	39,959,322	4.77%
Rabobank Commercial Paper, 5.37%, due 4/2/07	$20,000,000	19,991,050	2.38%
Toyota Motor Credit Commercial Paper, 5.25%, due 4/5/07	$40,000,000	39,965,000	4.77%
Union Bank of California Certificate of Deposit, 5.25%, due 4/30/07	$22,500,000	22,500,000	2.68%
Wells Fargo Bank Overnight REPO and Cash Held on Account at Various Institutions	$1,684,702	1,684,702	0.20%
Total Cash and Cash Equivalents		164,018,252

Total Cash and Investments in Securities		$838,249,123	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2007

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2007 were as follows:

Security	Beginning Balance	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned
Anacomp, Inc. Common Stock	$19,423,980	$(5,598,972)	$13,825,008	$-
Celerity, Inc Senior Secured Notes, LIBOR + 8%, due 12/23/08	25,338,291	-	25,338,291	838,861
Celerity Holding Co., Inc. Common Stock	13,713,594	855,583	14,569,177	-
EaglePicher Holdings, 3rd Lien Term Loan, LIBOR + 12.5%, due 12/30/2011	25,891,599	1,692,647	27,584,246	1,163,208
EaglePicher Holdings Inc. Common Stock	28,381,006	4,043,178	32,424,184	-
Immdediate FX Holdings, Inc. Class A Common Stock	1,239,263	-	1,239,263	-
Information Resources, Inc. Series B Notes, LIBOR + 7.42%, due 12/12/08	52,333,840	-	52,333,840	1,618,750
Information Resources, Inc. Series A Restricted Preferred Stock	27,877,478	2,333,540	30,211,018	-
Information Resources, Inc. Series A Preferred Stock	26,497,683	2,218,043	28,715,726	-
International Wire Group Senior Secured Notes, 10%, due 10/15/11	12,454,200	336,600	12,790,800	306,000
International Wire Group, Inc. Common Stock	33,749,469	2,870,189	36,619,658	-
Interstate Fibernet, Inc. 1st Lien Senior Secured Note, LIBOR + 8% Cash and 0.5% PIK, due 7/25/09	40,964,542	400,144	41,364,686	1,190,091
Interstate Fibernet, Inc. 3rd Lien Senior Secured Note, LIBOR + 7.5% Cash and 4.5% PIK, due 9/25/09	20,113,404	707,196	20,820,600	628,661
Interstate Fibernet, Inc. Warrants for Convertible Preferred Stock	5,308,475	(347,827)	4,960,648	-

(3)	Non-income producing security.

(4)	Miscellaneous Securities are comprised of certain restricted and unrestricted security positions that have not previously been publicly disclosed.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Company’s advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(9)	Principal amount denominated in Euros. Amortized cost and fair value converted from Euros to US dollars.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $74,452,991 and $43,174,996, respectively. Aggregate purchases includes securities received as payment in-kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $597,913,631. Net unrealized appreciation aggregated $74,511,487, of which $114,771,835 related to appreciated investment securities and $40,260,348 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2007 was $559,799,690, or 66.8% of total cash and investments of the Partnership.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP
By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson Title: Chief Executive Officer Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson Title: Chief Executive Officer Date: May 30, 2007

By:	/s/ Peyman S. Ardestani
Name: Peyman S. Ardestani Title: Chief Financial Officer Date: May 30, 2007